May 2003

Report to Fellow Shareholders:

The first quarter of 2003 was marked by a slowing economy and higher unemployment rates generated by concerns over the Iraqi war and terrorism. This caused equity markets to suffer further losses. In the first quarter of 2003, Nicholas II declined 2.56% dropping less than the S&P 500 and Russell 2000 Indices losses of 3.15% and 4.49%, respectively. The good news is that since March the markets have rallied smartly due to better than expected corporate profitability and the end of the Iraqi conflict.

Returns for Nicholas II, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2003.

	Average Annual Total Return*

	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc.	1.69%	(20.53)%	(9.35)%	(6.50)%	6.32%	8.16%
Russell 2000 Index	1.39%	(26.96)%	(11.00)%	(4.12)%	6.22%	8.14%
Morningstar Mid-Cap Growth Category	2.55%	(27.17)%	(23.14)%	(3.51)%	6.24%	9.02%
Standard & Poor’s 500 Index	5.03%	(24.75)%	(16.09)%	(3.76)%	8.52%	10.83%
Ending value of $10,000 invested in Nicholas II, Inc. (Distributions Reinvested)	$10,169	$7,947	$7,449	$7,147	$18,455	$32,430

The rebound in the market has driven the Fund to a positive 3.81% year-to-date return through April 30, 2003 with the upward trend continuing in May.

Due to slow economic times, corporate America has turned an eye toward profitability by lowering their expense structures and focusing on generating cash flow to pay down debt and improve their balance sheets. As interest rates have fallen, and now are at 40-year lows, stocks look to be more attractive than fixed income securities.

Nicholas II has achieved a 4-star overall rating from Morningstar** and ranks in the top 10% for performance among its peers for the 3-year period ended March 31, 2003. Our focus on quality companies, which are leaders in their industries, has paid off in this difficult economic environment.

Thank you for your continued support.

Sincerely,

David O. Nicholas
Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

**As of 03-31-03. All ratings and rankings are historical and are not intended to indicate future results. For each Fund with at least a three year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics. The Fund had the following ratings in the Mid-Cap Growth category for the overall, three-, five-, and ten-year periods, respectively: 4, 5, 3 and 4 stars out of 513, 513, 345 and 95 funds. In terms of total return, the Fund ranked in the 11th, 8th, 71st, and 47th percentile out of 716, 513, 345 and 95 funds, respectively, in the Mid-Cap Growth category for the one-, three-, five- and ten-year periods ended March 31, 2003.

Financial Highlights
(For a share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------------------------

                                           Six Months                 Year ended September 30,
                                        Ended 03/31/2003 --------------------------------------------------------
                                           (unaudited)       2002       2001       2000       1999       1998
                                           -----------      ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD         $15.34         $17.54     $36.58     $31.83     $34.78     $40.65
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (loss)...........      (.01)          (.02)      (.01)       .01        .01        .13
  Net gain (loss) on securities
     (realized and unrealized)...........       .27          (1.60)     (5.91)      5.22      1.18        (.69)
                                             ------         ------     ------     ------     ------     ------
   Total from investment operations......       .26          (1.62)     (5.92)      5.23      1.19        (.56)
                                             ------         ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS
  From net investment income.............        --            --         --        (.01)      (.13)      (.08)
  From net capital gain..................        --           (.58)    (13.12)      (.47)     (4.01)     (5.23)
                                             ------         ------     ------     ------     ------     ------
     Total distributions.................        --           (.58)    (13.12)      (.48)     (4.14)     (5.31)
                                             ------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........    $15.60         $15.34     $17.54     $36.58     $31.83     $34.78
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------
TOTAL RETURN.............................     1.69%*         (9.99)%   (20.89)%    16.49%     2.50%     (1.66)%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....    $396.1         $408.5     $512.0     $775.4     $874.1     $960.0
Ratio of expenses to average net assets..      .64%**         .65%       .62%       .62%       .61%       .59%
Ratio of net investment income (loss)
  to average net assets..................    (.08)%**       (.12)%     (.03)%       .02%       .03%       .33%
Portfolio turnover rate..................    22.71%**       47.37%     49.92%     65.46%     21.03%     20.47%
  * Not annualized.
 ** Annualized.

               The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Percentage
        Name                                                        of Net Assets
        ----                                                        -------------
        Renal Care Group, Inc. ....................................     3.09%
        International Speedway Corporation - Class A ..............     3.00%
        Fiserv, Inc. ..............................................     2.83%
        Priority Healthcare Corporation ...........................     2.31%
        O'Reilly Automotive, Inc. .................................     2.29%
        Willis Group Holdings Limited .............................     2.08%
        Plantronics, Inc. .........................................     2.05%
        Shire Pharmaceuticals Group PLC ...........................     1.99%
        USA Interactive ...........................................     1.86%
        ACE Limited ...............................................     1.66%
                                                                       ------
        Total of top ten ..........................................    23.16%
                                                                       ------
                                                                       ------
Schedule of Investments
March 31, 2003 (unaudited)
===============================================================================
  Shares or
  Principal
   Amount                                                            Value
 -----------                                                      -----------

COMMON STOCKS --  96.45%
             Consumer Discretionary -
              Auto & Components -- 0.71%
    70,600   Harley-Davidson, Inc. ...........................   $  2,803,526
                                                                 ------------
             Consumer Discretionary -
              Hotels, Restaurants & Leisure -- 5.76%
   296,926   International Speedway
              Corporation -- Class A .........................     11,894,856
   100,000   Outback Steakhouse, Inc. ........................      3,538,000
    45,000   Starbucks Corporation * .........................      1,159,200
   120,000   Wendy's International, Inc. .....................      3,301,200
   120,000   Yum! Brands, Inc. * .............................      2,919,600
                                                                 ------------
                                                                   22,812,856
                                                                 ------------
             Consumer Discretionary -
              Media -- 7.15%
   190,265   Clear Channel Communications, Inc. * ............      6,453,789
   155,000   EchoStar Communications
              Corporation -- Class A * .......................      4,476,400
   452,500   General Motors Corporation
              -- Class H * ...................................      5,068,000
   220,000   Lamar Advertising Company * .....................      6,457,000
   603,918   Liberty Media Corporation - Class A
              -- Class A * ...................................      5,876,122
                                                                 ------------
                                                                   28,331,311
                                                                 ------------
             Consumer Discretionary -
              Retail -- 8.38%
    95,000   CDW Computer Centers, Inc. * ....................      3,876,000
    80,000   Family Dollar Stores, Inc. ......................      2,470,400
   120,000   J.C. Penney Company, Inc. .......................      2,356,800
    67,100   Kohl's Corporation * ............................      3,796,518
   335,000   O'Reilly Automotive, Inc. * .....................      9,078,500
   145,000   Target Corporation ..............................      4,242,700
   275,000   USA Interactive * ...............................      7,367,250
                                                                 ------------
                                                                   33,188,168
                                                                 ------------
             Consumer Staples - Food & Drug
              Retail -- 1.70%
   119,148   CVS Corporation .................................      2,841,680
   185,000   Hormel Foods Corporation ........................      3,916,450
                                                                 ------------
                                                                    6,758,130
                                                                 ------------
             Energy -- 3.24%
    93,545   Apache Corporation ..............................      5,802,017
   100,000   BJ Services Company * ...........................      3,439,000
   110,000   GlobalSantaFe Corporation .......................      2,271,500
    33,000   Nabors Industries, Ltd. * .......................      1,315,710
                                                                 ------------
                                                                   12,828,227
                                                                 ------------
             Financials - Banks -- 3.63%
    90,975   Fifth Third Bancorp .............................      4,539,926
   250,000   Marshall & Ilsley Corporation ...................      6,390,000
   145,000   National Commerce Financial Corporation .........      3,436,500
                                                                 ------------
                                                                   14,366,426
                                                                 ------------
             Financials - Diversified -- 1.64%
    45,000   Affiliated Managers Group, Inc. * ...............      1,870,650
    95,000   Legg Mason, Inc. ................................      4,630,300
                                                                 ------------
                                                                    6,500,950
                                                                 ------------
             Financials - Insurance -- 11.82%
   227,500   ACE Limited ....................................       6,586,125
   250,000   Arthur J. Gallagher & Co. ......................       6,137,500
    81,500   Everest Re Group, Ltd. .........................       4,662,615
    90,000   MGIC Investment Corporation ....................       3,534,300
   188,800   Nationwide Financial Services, Inc. ............       4,601,056
    70,000   PartnerRe Ltd. .................................       3,517,500
   170,000   Protective Life Corporation ....................       4,853,500
   134,000   SAFECO Corporation .............................       4,685,980
   297,000   Willis Group Holdings Limited ..................       8,226,900
                                                                 ------------
                                                                   46,805,476
                                                                 ------------
             Health Care - Equipment -- 5.50%
   253,500   Apogent Technologies Inc. * ....................       3,696,030
   155,000   Biomet, Inc. ...................................       4,750,750
    90,000   Boston Scientific Corporation * ................       3,668,400
    80,000   DENTSPLY International Inc. ....................       2,783,200
    90,500   Guidant Corporation ............................       3,276,100
   105,000   Respironics, Inc. * ............................       3,608,955
                                                                 ------------
                                                                   21,783,435
                                                                 ------------
             Health Care - Pharmaceuticals
              & Biotechnology -- 6.95%
    65,000   Allergan, Inc. .................................       4,433,650
   100,000   Biogen, Inc. * .................................       2,996,000
    51,000   Biotech HOLDRS Trust ...........................       4,755,750
    66,500   Forest Laboratories, Inc. * ....................       3,589,005
    10,000   Invitrogen Corporation * .......................         306,300
   300,000   King Pharmaceuticals, Inc. * ...................       3,579,000
   425,326   Shire Pharmaceuticals Group PLC * ..............       7,881,291
                                                                 ------------
                                                                   27,540,996
                                                                 ------------
             Health Care - Services -- 11.92%
    23,252   Cardinal Health, Inc. ..........................       1,324,666
   205,000   First Health Group Corp. * .....................       5,215,200
   295,883   Health Management Associates, Inc.
               -- Class A ...................................       5,621,777
   350,000   IMS Health Incorporated ........................       5,463,500
    58,800   Patterson Dental Company * .....................       2,700,684
   343,500   Priority Healthcare Corporation
               -- Class B * .................................       9,154,275
   392,500   Renal Care Group, Inc. * .......................      12,238,150
   135,000   Universal Health Services, Inc.
               -- Class B * .................................       5,503,950
                                                                 ------------
                                                                   47,222,202
                                                                 ------------
             Industrials - Capital Goods -- 2.61%
   126,500   Fastenal Company ...............................       3,566,035
   110,000   Molex Incorporated - Class A ...................       2,022,900
   467,500   Vishay Intertechnology, Inc. * .................       4,759,150
                                                                 ------------
                                                                   10,348,085
                                                                 ------------
             Industrials - Commercial Services
              & Supplies -- 9.19%
   216,000   ARAMARK Corporation -- Class B * ...............       4,946,400
   151,604   ChoicePoint Inc. * .............................       5,139,375
   147,500   Cintas Corporation .............................       4,852,750
   375,000   Concord EFS, Inc. * ............................       3,525,000
   355,937   Fiserv, Inc. * .................................      11,204,897
   130,000   Manpower Inc. ..................................       3,884,400
   215,000   Robert Half International Inc. * ...............       2,861,650
                                                                 ------------
                                                                   36,414,472
                                                                 ------------
             Industrials - Transportation -- 0.95%
   105,000   Expeditors International of
              Washington, Inc. ..............................       3,774,750
                                                                 ------------
             Information Technology -
              Communication Equipment -- 1.54%
   220,000   Harris Corporation .............................       6,109,400
                                                                 ------------
             Information Technology -
              Hardware -- 7.55%
    40,000   Black Box Corporation ..........................       1,185,200
   345,000   EMC Corporation * ..............................       2,494,350
   145,000   International Rectifier Corporation * ..........       2,852,150
    47,000   Intersil Holding Corporation - Class A * .......         731,320
   220,000   Jabil Circuit, Inc. * ..........................       3,850,000
   380,000   LSI Logic Corporation * ........................       1,717,600
   193,750   Microchip Technology Incorporated ..............       3,855,625
   556,400   Plantronics, Inc. * ............................       8,129,004
    25,000   Tech Data Corporation * ........................         598,500
    70,000   Zebra Technologies
              Corporation -- Class A * ......................       4,508,000
                                                                 ------------
                                                                   29,921,749
                                                                 ------------
             Information Technology -
              Software & Services -- 3.87%
    70,000   Affiliated Computer Services, Inc. * ...........       3,098,200
   187,500   BEA Systems, Inc. * ............................       1,910,625
   260,300   Check Point Software
              Technologies Ltd. * ...........................       3,766,541
   240,000   Keane, Inc. * ..................................       1,963,200
   215,000   SunGard Data Systems Inc. * ....................       4,579,500
                                                                 ------------
                                                                   15,318,066
                                                                 ------------
             Materials -- 0.90%
    85,000   Bemis Company, Inc. ............................       3,575,100
                                                                 ------------
             Utilities -- 1.44%
   119,621   Kinder Morgan Management, LLC * ................       3,869,724
    65,000   MDU Resources Group, Inc. ......................       1,814,800
                                                                 ------------
                                                                    5,684,524
                                                                 ------------
               TOTAL COMMON STOCKS
                (cost $357,460,234) .........................     382,087,849
                                                                 ------------
SHORT-TERM INVESTMENTS -- 3.56%
             Commercial Paper -- 2.39%
$1,750,000   ConAgra Foods, Inc.
              04/04/03, 1.35% ...............................       1,749,803
 2,000,000   DaimlerChrysler North America Holdings Corp.
              04/04/03, 1.30% ...............................       1,999,783
 2,000,000   John Deere Capital Corp.
              04/08/03, 1.40% ...............................       1,999,456
 1,700,000   General Mills, Inc.
              04/17/03, 1.30% ...............................       1,699,018
 2,000,000   John Deere Capital Corp.
              04/21/03, 1.40% ...............................       1,998,445
                                                                 ------------
                                                                    9,446,505
                                                                 ------------
             Variable Rate Demand Note -- 1.17%
 4,629,253   U.S. Bank, N.A.
             04/01/03, 1.06% ...............................       4,629,253
                                                                 ------------
               TOTAL SHORT-TERM
                INVESTMENTS
                (cost $14,075,758) ..........................      14,075,758
                                                                 ------------
               TOTAL INVESTMENTS
                (cost $371,535,992) -- 100.01% ..............     396,163,607
                                                                 ------------
             LIABILITIES, NET OF
              OTHER ASSETS -- (0.01)% .......................         (31,911)
                                                                 ------------
               TOTAL NET ASSETS (Basis
                of percentages disclosed
                above) -- 100% ..............................    $396,131,696
                                                                 ============
* Non-income producing.
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2003 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $371,535,992) ....   $396,163,607
                                                                  ------------
    Receivables -
         Dividends and interest ...............................        253,734
                                                                  ------------
              Total assets ....................................    396,417,341
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................         45,150
         Management fee .......................................        170,475
         Other payables and accrued expenses ..................         70,020
                                                                  ------------
              Total liabilities ...............................        285,645
                                                                  ------------
              Total net assets ................................   $396,131,696
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $376,745,419
    Net unrealized appreciation on investments ................     24,627,615
    Accumulated net realized loss on investments ..............     (5,074,523)
    Accumulated net investment loss ...........................       (166,815)
                                                                  ------------
                                                                  $396,131,696
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 ($396,131,696 / 25,392,588 shares outstanding) ..............          $15.60
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 2003 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $ 1,099,086
    Interest ..................................................        115,910
                                                                  ------------
         Total income .........................................      1,214,996
                                                                  ------------
EXPENSES
    Management fee ............................................      1,117,010
    Transfer agent fees .......................................        140,741
    Postage and mailing .......................................         43,450
    Registration fees .........................................         17,455
    Printing ..................................................         14,504
    Audit and tax consulting fees .............................         10,750
    Insurance .................................................         10,106
    Custodian fees ............................................          8,651
    Legal fees ................................................          7,954
    Directors' fees ...........................................          5,000
    Other operating expenses ..................................          6,190
                                                                  ------------
         Total expenses .......................................      1,381,811
                                                                  ------------
         Net investment loss ..................................       (166,815)
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS ..............................      1,316,109
                                                                  ------------
NET CHANGE IN UNREALIZED
 APPRECIATION ON INVESTMENTS ..................................      5,827,860
                                                                  ------------
    Net realized and unrealized gain on investments ...........      7,143,969
                                                                  ------------
    Net increase in net assets resulting from operations ......   $  6,977,154
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended March 31, 2003 (unaudited) and the year ended
September 30, 2002
-------------------------------------------------------------------------------
                                               Six Months
                                             Ended 03/31/2003         2002
                                             ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment loss .................... $    (166,518)      $    (633,124)
    Net realized gain (loss)
     on investments ........................     1,316,109          (5,175,464)
    Net change in unrealized
     appreciation on investments ...........     5,827,860         (34,672,925)
                                             -------------       -------------
         Net increase (decrease) in net
          assets resulting from operations .     6,977,154         (40,481,513)
                                             -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain on investments ..        --             (16,337,482)
                                             -------------       -------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (4,342,028 and 3,697,584
     shares, respectively) .................    68,663,682          67,773,704
    Reinvestment of distributions
     (0 and 782,230
     shares, respectively) .................        --              15,472,516
    Cost of shares redeemed
     (5,574,420 and 7,052,318
     shares, respectively) .................  (87,998,656)       (129,952,452)
                                             -------------       -------------
         Decrease in net assets
          derived from capital share
          transactions .....................   (19,334,974)        (46,706,232)
                                             -------------       -------------
         Total decrease in net assets ......   (12,357,820)       (103,525,227)
                                             -------------       -------------
NET ASSETS
    Beginning of period ....................   408,489,516         512,014,743
                                             -------------       -------------
    End of period (including accumulated
    net investment loss of $(166,815)
    and $0, respectively) ..................  $396,131,696        $408,489,516
                                             -------------       -------------
                                             -------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2003 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc.(the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of March 31, 2003, the Fund has capital loss carryforwards of approximately $5,075,000 which expire as follows: $1,149,000 in 2010, and $3,926,000 in 2011. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
    (e)  Distributions from net investment income are generally declared and paid annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at March 31, 2003, no reclassifications were recorded. The tax character of distributions paid during the six months ended March 31, 2003 and year ended September 30, 2002 were as follows:
                                             March 31,      September 30,
                                               2003              2002
                                          --------------     ------------
              Distributions paid from:
              Long-term capital gain .... $     --           $16,337,482
                                           ------------      ------------
         For the period ended March 31, 2003, there were no dividends paid from ordinary income; therefore, corporate shareholders are not able to take the dividends received deduction.
         As of March 31, 2003, investment cost for federal tax purposes was
         $371,535,992 and the tax basis components of net assets were as follows:
              Unrealized appreciation .......................$ 86,706,921
              Unrealized depreciation ....................... (62,079,306)
                                                              ------------
              Net unrealized appreciation ...................  24,627,615
                                                              ------------
              Undistributed ordinary income (loss)...........    (166,815)
              Accumulated realized capital loss .............  (5,074,523)
              Paid in capital ............................... 376,745,419
                                                              ------------
              Net assets ....................................$396,131,696
                                                              ------------
                                                              ------------
         There were no differences between book-basis and tax-basis components of net assets as of March 31, 2003.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million Also, the
    Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended March 31, 2003.
(3) Investment Transactions --
    For the period ended March 31, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $45,000,948 and $59,033,647, respectively.

-----------------------------------------------------------------------------------------------------------------
Historical Record (unaudited)
-----------------------------------------------------------------------------------------------------------------
                                              Net Investment                        Dollar         Growth of
                                   Net           Income         Capital Gain       Weighted        an Initial
                               Asset Value    Distributions     Distributions    Price/Earnings     $10,000
                                Per Share       Per Share         Per Share         Ratio**        Investment***
                               -----------    --------------    -------------    --------------    ----------
October 17, 1983*............    $10.00         $  --             $   --             --              $10,000
September 30, 1984...........     11.66            --                 --           12.6 times         11,660
September 30, 1985...........     14.39          0.0930            0.1860          11.7               14,742
September 30, 1986...........     16.90          0.1630            0.0610          15.0               17,581
September 30, 1987...........     21.01          0.4200            0.5130          20.9               23,108
September 30, 1988...........     18.58          0.3380            1.3030          15.0               22,766
September 30, 1989...........     21.76          0.3350            0.0800          17.1               27,291
September 30, 1990...........     17.39          0.3124            0.6686          14.8               22,888
September 30, 1991...........     23.87          0.3422            0.1434          17.8               32,250
September 30, 1992...........     24.53          0.2447            0.4042          17.3               34,052
September 30, 1993...........     26.94          0.2350            0.8000          18.1               38,885
September 30, 1994...........     26.71          0.2000            1.4700          18.5               41,020
September 30, 1995...........     30.07          0.2056            1.8944          20.8               50,205
September 30, 1996...........     33.34          0.1750            2.4979          28.9               60,922
September 30, 1997...........     40.65          0.0779            3.1621          31.4               82,206
September 30, 1998...........     34.78          0.0810            5.2282          28.6               80,845
September 30, 1999...........     31.83          0.1337            4.0049          29.0               82,864
September 30, 2000...........     36.58          0.0100            0.4701          35.1               96,527
September 30, 2001...........     17.54             --            13.1200          23.4               76,361
September 30, 2002...........     15.34             --             0.5766          22.2               68,730
March 31, 2003..............      15.60             --               --            20.6               69,895
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.
Range in quarter end price/earnings ratios

          High                             Low
------------------------      ---------------------------
September 30, 2000  35.1      September 30, 1985     11.7

AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.
It should be consistently applied for long periods so that investments are made through several market cycles.
The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                                Nicholas II
                                                           -------------------
    $1,000 initial investment on .......................  10/17/83* 03/31/93
    Number of years investing $100 each month following
     the date of initial investment ....................      19.5        10
    Total cash invested ................................   $24,400   $13,000
    Total dividends and capital gains distributions
     reinvested ........................................   $64,317   $11,498
    Total full shares owned at 03/31/03 ................     3,883       963
    Total market value at 03/31/03 .....................   $60,586   $15,030
The results above assume purchase on the last day of the month.  The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the lternate date specified by the investor).  Total market value includes einvestment of all distributions.
* Date of Initial Public Offering.
Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                  KATHLEEN A. EVANS, Assistant Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                               NICHOLAS II, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
March 31, 2003